FIXED ASSETS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 5,511	$ 4,473
Accumulated depreciation	(2,512)	(2,313)
Fixed assets, net	2,999	2,160
Depreciation	385	270	$ 224
Land
Property, Plant and Equipment [Line Items]
Fixed assets, gross	169	109
Buildings and improvements
Property, Plant and Equipment [Line Items]
Fixed assets, gross	1,325	1,083
Machinery, tools and equipment
Property, Plant and Equipment [Line Items]
Fixed assets, gross	2,947	2,520
Rental assets
Property, Plant and Equipment [Line Items]
Fixed assets, gross	355	346
Other, including assets under construction
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 715	$ 415
Minimum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	20 years
Minimum | Machinery, tools and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	3 years
Minimum | Rental assets
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	3 years
Maximum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	40 years
Maximum | Machinery, tools and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	25 years
Maximum | Rental assets
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	12 years